Debt and Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Debt Obligation

The following represents the Company’s debt obligations as of December 31, 2019 and 2018:

Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable	2019		2018
	Outstanding	Average Interest	Outstanding	Average Interest	Final Maturity
TL Revolving Credit Facility	$1,280,037	3.29%	$1,272,074	4.00%	September 2023
TL 2019 Term Loan	158,371	3.50%	—	—	December 2026
TMCL II Secured Debt Facility (1)	689,658	3.49%	654,485	4.36%	July 2026
TMCL V 2017-1 Bonds	316,395	3.91%	353,884	3.91%	May 2042
TMCL V 2017-2 Bonds	395,836	3.73%	435,838	3.73%	June 2042
TMCL VI Term Loan	249,421	4.30%	276,210	4.30%	February 2038
TMCL VII 2018-1 Bonds	227,624	4.14%	245,399	4.14%	July 2043
TMCL VII 2019-1 Bonds	327,563	4.02%	—	—	April 2044
TAP Funding Revolving Credit Facility	152,824	3.69%	171,937	4.41%	December 2021
Total debt obligations	$3,797,729		$3,409,827
Amount due within one year	$242,433		$191,689
Amounts due beyond one year	$3,555,296		$3,218,138

(1) Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its scheduled conversion date.

Future Scheduled Repayments

The following is a schedule of future scheduled repayments, by year, and borrowing capacities, as of December 31, 2019:

	Twelve months ending December 31,						Available borrowing,	Current and Available Borrowing,
	2020	2021	2022	2023	2024 and thereafter	Total Borrowing	as limited by the Borrowing Base	as limited by the Borrowing Base
TL Revolving Credit Facility	$5,063	$138,229	$138,229	$1,004,768	$—	$1,286,289	$133,165	$1,419,454
TL 2019 Term Loan	10,523	10,898	11,285	11,686	115,608	160,000	—	160,000
TMCL II Secured Debt Facility	68,459	66,435	60,474	52,086	447,052	694,506	—	694,506
TMCL V 2017-1 Bonds	39,357	52,173	63,220	62,557	101,572	318,879	—	318,879
TMCL V 2017-2 Bonds (1)	43,958	55,259	67,021	80,125	152,584	398,947	—	398,947
TMCL VI Term Loan	25,500	25,500	25,500	25,500	149,400	251,400	—	251,400
TMCL VII 2018-1 Bonds (1)	18,655	18,655	18,655	18,655	157,796	232,416	—	232,416
TMCL VII 2019-1 Bonds (1)	28,000	28,000	28,000	28,000	219,333	331,333	—	331,333
TAP Funding Revolving Credit Facility	11,038	142,487	—	—	—	153,525	4,078	157,603
Total (2)	$250,553	$537,636	$412,384	$1,283,377	$1,343,345	$3,827,295	$137,243	$3,964,538

(1)	Future scheduled payments for the TMCL V 2017-2 Bonds, TMCL VII 2018-1 Bonds and TMCL VII 2019-1 Bonds exclude an unamortized discount of $45, $2,332 and $101, respectively.
(2)	Future scheduled payments for all debts exclude unamortized prepaid debt issuance costs in an aggregate amount of $27,088.

Summary of Derivative Instruments	The following is a summary of the Company’s derivative instruments as of December 31, 2019:

Notional
Derivative instruments	amount
Interest rate swap contracts with several banks, with fixed rates between 1.27% and 2.94% per annum, amortizing notional amounts, with termination dates through January 15, 2023, non-designated	$796,500
Interest rate swap contracts with several banks, with fixed rates between 1.57% and 1.58% per annum, amortizing notional amounts, with termination dates through April 15, 2023, designated	110,000
Interest rate cap contracts with several banks with fixed rates between 3.00% and 5.00% per annum, nonamortizing notional amounts, with termination dates through September 15, 2022, non-designated	124,000
Total notional amount as of December 31, 2019	$1,030,500

Summary of Pre-tax Impact of Derivative Instruments on Consolidated Statements of Comprehensive Income	The following table summarizes the pre-tax impact of derivative instruments on the consolidated statements of comprehensive income during the years ended December 31, 2019, 2018 and 2017:
		2019	2018	2017
Derivative instruments	Financial Statement Caption
Non-designated derivative instruments	Realized gain (loss) on derivative instruments, net	$1,939	$5,238	$(1,191)
Non-designated derivative instruments	Unrealized (loss) gain on derivative instruments, net	$(15,442)	$(5,790)	$4,094
Designated derivative instruments	Other comprehensive loss	$(110)	$—	$—
Designated derivative instruments	Interest and debt income (expense), net	$7	$—	$—